Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2023
		(As Restated)
Prepaid expense	$822,924	$627,642
Sales tax refundable	311,177	235,892
Prepayments for inventory	62,171	81,307
Deposit	7,579	74,428
Others	103,189	109,529
Total	$1,307,040	$1,128,798